Condensed Financial Information of the Company - Schedule of Statements of Financial Position (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
NON-CURRENT ASSETS
Investments in subsidiaries	¥ 448,431	$ 64,125	¥ 380,339
Other non-current Asset	29,851	4,269	30,529
Total non-current assets	478,282	68,394	410,868
CURRENT ASSETS
Prepayments, other receivables and other assets	4,806,759	687,358	3,986,172
Cash and bank balances	1,841,572	263,341	470,170
Total current assets	6,648,331	950,699	4,456,342
CURRENT LIABILITIES
Other payables and accruals	2,382	341	24,187
Total current liabilities	2,382	341	24,187
NET CURRENT ASSETS	6,645,949	950,358	4,432,155
TOTAL ASSETS LESS CURRENT LIABILITIES	7,124,231	1,018,752	4,843,023
Net assets	7,124,231	1,018,752	4,843,023
EQUITY
Share capital	256	37	214
Treasury shares	(2,961)	(423)	(8)
Capital and reserves	8,011,879	1,145,683	5,652,916
Exchange fluctuation reserve	(40,959)	(5,857)	108,598
Accumulated losses	(843,984)	(120,688)	(918,697)
Total equity	¥ 7,124,231	$ 1,018,752	¥ 4,843,023